Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Balance sheet (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 233,479	$ 199,504	$ 361,777	$ 404,275
Short-term investments		138,915	181,960
Accounts receivable, net		40,632	14,536
Due from related parties		6,986	1,097
Deferred tax assets			1,221
Inventories		3,879	374
Prepayments and other current assets		6,866	13,593
Total current assets		430,783	412,305
Non-current assets:
Deferred tax assets	[1]	6,072	3,272
Property and equipment, net		24,685	20,996
Construction in progress		4,517	574
Intangible assets, net		5,511	10,746
Goodwill		21,760	20,497
Other long-term prepayments		1,885	1,187
Total assets		533,437	509,795
Current liabilities:
Accounts payable (note a)		49,819	33,376
Due to a related party		10	45
Deferred revenue and income, current portion		28,046	23,194
Accrued liabilities and other payables (note b)		59,871	33,131
Total current liabilities		141,696	93,405
Non-current liabilities:
Deferred revenue and income, non-current portion	[2]	3,242	4,082
Total liabilities		150,600	103,545
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents		48,044	40,393
Short-term investments		7,853	28,749
Accounts receivable, net		40,938	14,824
Due from related parties		6,970	1,083
Deferred tax assets		0	971
Inventories		3,880	374
Prepayments and other current assets		10,963	15,123
Held-for-sale assets		26	20
Total current assets		118,674	101,537
Non-current assets:
Equity method investments		27,428	25,479
Deferred tax assets		4,555	1,849
Property and equipment, net		19,491	20,039
Construction in progress		4,517	574
Intangible assets, net		5,511	11,083
Goodwill		21,760	20,497
Other long-term prepayments		1,885	1,187
Total non-current assets		85,147	80,708
Total assets		203,821	182,245
Current liabilities:
Accounts payable (note a)	[3]	68,469	44,162
Due to a related party		10	45
Deferred revenue and income, current portion		27,738	22,923
Income tax payable		3,128	2,253
Accrued liabilities and other payables (note b)	[4]	132,322	104,114
Held-for-sale liabilities		822	1,337
Total current liabilities		232,489	174,834
Non-current liabilities:
Deferred revenue and income, non-current portion		2,934	3,539
Total non-current liabilities		2,934	3,539
Total liabilities		$ 235,423	$ 178,373

[1]	As at December 31, 2017, the deferred tax asset and liability balances are expected to be recoverable as follows
[2]	As of December 31, 2017, the non-current portion included membership subscription revenue of USD 425,000 (2016: USD 820,000), government grants of USD 2,509,000 (2016: USD 2,719,000), and reimbursement from the depositary of USD 308,000 (2016: USD 543,000).
[3]	The balance included inter-companies balances with the Company and its subsidiaries of USD 9,360,000 and USD 18,704,000 as of December 31, 2016 and 2017, respectively.
[4]	The balance included inter-companies balances with the Company and its subsidiaries of USD 91,477,000 and USD 74,394,000 as of December 31, 2016 and 2017, respectively.